Allstate Life Insurance Company
               Allstate Life Insurance Company Separate Account A

                       Supplement, dated August 29, 2003,
                                       to
               The Allstate Advisor Variable Annuities Prospectus
                   (Advisor, Advisor Plus, Advisor Preferred)
                                dated May 1, 2003

This supplement amends certain disclosure contained in the above-referenced prospectus for certain market value adjusted annuity and variable annuity contracts ("Contracts") issued by Allstate Life Insurance Company.

We have received notice that the Board of Trustees ("Board") of The Universal Institutional Funds, Inc. ("Trust") has approved the liquidation, on or about October 31, 2003 (the "Closing Date"), of the following Trust portfolio:

            Van Kampen UIF Active International Allocation Portfolio

The Board took this action because the Van Kampen UIF Active International Allocation Portfolio has not attracted sufficient assets to obtain adequate economies of scale.

In anticipation of the liquidation of the Van Kampen UIF Active International Allocation Portfolio, we will no longer accept new premiums for investment in, nor will we permit transfers to, the Van Kampen UIF Active International Allocation Sub-Account ("Van Kampen AIA Sub-Account") on or after October 17, 2003. However, other allocations made to the Van Kampen AIA Sub-Account through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs will continue through the Closing Date.

Because the Van Kampen AIA Sub-Account no longer will be offered as an investment alternative as of the Closing Date, you may wish to transfer, prior to October 31, 2003, some or all of your contract value ("Contract Value") to the other investment alternatives currently offered by your Contracts.

Any Contract Value remaining in the Van Kampen AIA Sub-Account will be transferred automatically, as of the Closing Date, to the Putnam VT Money Market Variable Sub-Account, an investment alternative already available under your Contracts.

Prior to the Closing Date, you may transfer some or all of your Contract Value that presently is allocated to the Van Kampen AIA Sub-Account to other investment alternatives currently offered under your Contracts. This transfer is not subject to a transfer fee and will not count towards the 12 transfers you can make per Contract Year.

If you currently have allocations made to the Van Kampen AIA Sub-Account through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, your allocations in these programs will also need to be changed. If you do not change these allocations to other investment alternatives currently available under your Contracts, any allocations to the Van Kampen AIA Sub-Account will be automatically allocated, as of the Closing Date, to the Putnam VT Money Market Variable Sub-Account.

If your Contract Value is transferred automatically on the Closing Date to the Putnam VT Money Market Variable Sub-Account, for 60 days following the Closing Date, you may transfer Contract Value in the Putnam VT Money Market to any other investment alternative(s) available under your Contracts. This transfer is not subject to a transfer fee and will not count towards the 12 transfers you can make per Contract Year.

We will send you a confirmation that shows the amount that we credited to the Putnam VT Money Market Variable Sub-Account or to the investment alternative that you chose and the date of the transaction. For additional information on how to transfer to another investment alternative, or how to make a change to your current allocation(s), please contact your financial representative or call our Customer Service Center at the number listed below.

Attached, as Appendix A, is a list of the Portfolios and Fixed Account Investment Alternatives currently available under your Contracts.

Please keep this supplement for future reference together with your prospectuses.

               Number for Customer Service Center: 1-800-203-0068

                                   Appendix A

The Allstate Advisor Variable Annuities (Advisor, Advisor Plus, Advisor Preferred) offers a variety of Investment Alternatives that encompass investment choices ranging from aggressive to conservative. Below is a listing of the Portfolios and Fixed Account Investment Alternatives currently available. Also included is the investment objective for each Portfolio. The Van Kampen UIF Active International Allocation Portfolio, although currently available, is not listed.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the relevant prospectus for the Portfolio.

                                   Portfolios

Putnam VT The George Putnam Fund of Boston  (Class IB)
Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds, which produce both capital growth and current income.

Putnam VT Global Asset Allocation Fund (Class IB)
Seeks a high level of long-term total return consistent with preservation of capital.

Putnam VT Growth and Income Fund (Class IB)
Seeks capital growth and current income.

Putnam VT Health Sciences Fund (Class IB)
Seeks capital appreciation.

Putnam VT High Yield Fund (Class IB)
Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

Putnam VT Income Fund (Class IB)
Seeks high current income consistent with what Putnam Management believes to be prudent risk.

Putnam VT International Equity Fund (Class IB)
Seeks capital appreciation.

Putnam VT Investors Fund (Class IB)
Seeks long-term growth of capital and any increased income that results from this growth.

Putnam VT Money Market Fund (Class IB)
Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

Putnam VT New Opportunities Fund (Class IB)
Seeks long-term capital appreciation.

Putnam VT New Value Fund (Class IB)
Seeks long-term capital appreciation.

Putnam VT Research Fund (Class IB)
Seeks capital appreciation.

Putnam VT Utilities Growth and Income Fund (Class IB)
Seeks capital growth and current income.

Putnam VT Vista Fund (Class IB)
Seeks capital appreciation.

Putnam VT Voyager Fund (Class IB)
Seeks capital appreciation.

Franklin Growth and Income Securities Fund (Class 2)
Seeks capital appreciation with current income as a secondary goal.

Franklin Small Cap Value Securities Fund (Class 2)
Seeks long-term total return.

Mutual Shares Securities Fund (Class 2)
Seeks capital appreciation.  Secondary goal is income.

Templeton Developing Markets Securities Fund (Class 2)
Seeks long-term capital appreciation.

Templeton Foreign Securities Fund (Class 2)
Seeks long-term capital growth.

LSA Aggressive Growth Fund
Seeks long-term capital of growth by investing primarily in equity securities of small and mid-sized growth companies.

LSA Equity Growth Fund
Seeks long-term capital appreciation by investing primarily in growth oriented equity securities of large capitalization companies.

LSA Mid Cap Value Fund
Seeks long-term growth or capital by investing primarily in equity securities of companies with medium market capitalizations.

Oppenheimer Aggressive Growth Fund/VA (Service Shares)
Seeks capital appreciation by investing in "growth type" companies.

Oppenheimer Capital Appreciation Fund / VA (Service Shares)
Seeks capital appreciation.

Oppenheimer Global Securities Fund / VA (Service Shares)
Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer High Income Fund / VA (Service Shares)
Seeks a high level of current income from investment in high-yield fixed-income securities.

Oppenheimer Main Street Fund / VA (Service Shares)
Seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Oppenheimer Main Street Small Cap Fund / VA (Service Shares)
Seeks capital appreciation.

Oppenheimer Multiple Strategies Fund / VA (Service Shares)
Seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

Oppenheimer Strategic Bond Fund / VA (Service Shares)
Seeks a high level of current income principally derived from interest on debt securities.

Van Kampen LIT Emerging Growth Portfolio (Class II)
Seeks capital appreciation.

Van Kampen LIT Growth and Income Portfolio (Class II)
Seeks long-term growth of capital and income.

Van Kampen UIF Emerging Markets Debt Portfolio (Class II)
Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Kampen UIF Small Company Growth Portfolio (Class II)
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies.

Van Kampen UIF U.S. Real Estate Portfolio (Class II)
Seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.


                             Fixed Account Options**

Dollar Cost Averaging Fixed Account Option

Standard Fixed Account Option

Market Value Adjusted ("MVA") Fixed Account Option*

*    Withdrawals  and transfers  made from the MVA Fixed  Account  Option may be
     subject  to  a  market  value  adjustment.   Please  consult  the  Contract
     prospectus for additional information.

** Not all fixed account options are available in all states or with all Contracts.